Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision	The components of the income tax provision for fiscal year 2015 and 2014 were as follows:
	2015	2014
Current
Federal	$0	$0
State	0	0
	0	0
Deferred
Federal	0	0
State	0	0
	0	0

Total	$0	$0

Schedule of Reconciliation of Expected Income Tax Benefit Computed Using the Federal Statutory Income Tax Rate

A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for fiscal year 2015 and 2014:

	2015	2014
Income tax computed at federal statutory tax rate	-34.0%	-34.0%
Non-deductible expenses	0.0	0.6
Change in Valuation allowance	34.0	33.4
Total	0%	0%

Schedule of Components of Deferred Tax Assets and Liabilities for Income Tax

Significant components of the Company’s deferred tax assets and liabilities for income taxes for the fiscal years ended December 31, 2015 and 2014 are as follows:

	2015	2014
Deferred tax assets
Provision for credit losses	$335,000	$200,000
Deferred rent	4,000	10,000
Intangible assets	425,000	460,000
Net Operating loss carryforwards	5,650,000	3,800,000
Total deferred tax assets	6,414,000	4,470,000
Less: Valuation allowance	(6,414,000)	(4,470,000)
Net deferred tax assets	$0	$0